1. Description of Business and Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization
1.	Description of Business and Organization

Description of Business

SPI Energy Co., Ltd. (“SPI Energy” or the “Company”), its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively the “Group”) is a provider of photovoltaic (“PV”) solutions for business, residential, government and utility customers and investors. The Group develops solar PV projects which are either sold to third party operators or owned and operated by the Group for selling of electricity to the grid in multiple countries in Asia, North America and Europe. In Australia, the Group primarily sells solar PV components to retail customers and solar project developers.

Organization

The Company was incorporated in the Cayman Islands on May 4, 2015 for the sole purpose of effectuating the redomicile of the Company’s predecessor, Solar Power, Inc., a California corporation (“SPI California”). The redomicile was approved by the shareholders of SPI California on May 11, 2015, pursuant to which one share of common stock of SPI California held by the shareholders was converted into one SPI Energy’s ordinary share. On January 4, 2016, SPI California completed the redomicile, resulting in SPI Energy becoming the publicly held parent company of SPI California. SPI Energy’s shares then began quotation on the Open Transparent Connected Markets under the symbol “SRGYY” effective January 4, 2016. On January 19, 2016, SPI Energy’s shares were listed on the Nasdaq Global Select Market and traded under the symbol “SPI”.

The major subsidiaries of the Company as of December 31, 2018 are summarized as below:

Major Subsidiaries	Abbreviation	Location
SPI Renewables Energy (Luxembourg) Private Limited Company S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)) and Italsolar S.r.l.	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd.	Solar Juice	Australia
Solar Juice USA Inc.	Solar Juice US	United States
Solar Juice (HK) Limited	Solar Juice HK	Hong Kong
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom
SPI Solar, Inc.	SPI US	United States
Heliostixio S.A.	Heliostixio	Greece

On January 1, 2017, the Group deconsolidated one of the major subsidiaries, Sinsin Renewable Investment Limited (“Sinsin”) due to loss of control (see Note 6 Deconsolidation of Sinsin).

On December 13, 2017, the Group acquired 100% equity interest of Heliostixio S.A. (“Heliostixio”) (see Note 5 Business Acquisitions).

On April 17, 2018, the Group established Solar Juice USA Inc. for sales of bitcoin mining equipment and hosting service business.

On December 10, 2018, the Group disposed SPI China (HK) Limited (“SPI China”), which holds all of the Group’s assets and liabilities related to its business in China, including engineering, procurement and construction (“EPC”) business, PV projects, Internet finance lease related business and E-commence in China, to Lighting Charm Limited (“Lighting Charm”), an affiliate of Ms. Shan Zhou, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer (see Note 4 Disposition of SPI China). The Group effected an internal restructuring following which SPI China would only hold the Group’s subsidiaries in China, and all the other subsidiaries outside of China would be transferred to the Group (the “restructuring”). As of December 10, 2018, the restructuring was completed and the disposal transaction was closed (see Note 4 Disposition of SPI China).

Variable Interest Entities

The Group operated its on-line fund raising and leasing business and its on-line solar products trading through Shanghai Meijv Network Technology Co., Ltd. (“Meijv”) and Lv Neng Tao E-Commerce (Suzhou) Co., Ltd. (“Lv Neng Tao”) (collectively referred to as the “VIEs”) respectively. Both Meijv and Lv Neng Tao were limited liability companies established in the PRC and held the requisite licenses and permits necessary to conduct the on-line businesses, which were restricted from foreign investment in accordance with the relevant PRC laws and regulations. Meijv was established by Shanghai Youying E-commerce Co., Ltd. (“Youying”) on June 12, 2015. Lv Neng Tao was established on June 17, 2015 by Mr. Min Xiahou, the former deputy chairman of the Company’s board of directors, Mr. Minghua Zhao, a former director of the Group and Mr. Tairan Guo, the Group’s former Chief Financial Officer. These individuals acted as nominee equity holders of Lv Neng Tao on behalf of the Company. OnMarch 17, 2016, Meijv entered into a series of contractual arrangements with Yanhua Network Technology (Shanghai) Co., Ltd.Y (“Yanhua Network”) and Youying, including exclusive call option agreement, proxy voting agreement, exclusive business cooperation agreement and equity interest pledge agreement (collectively, the “Meijv VIE Agreements”). On January 1, 2016, Lv Neng Tao entered into a series of contractual arrangements with Yanhua Network and its legal shareholders, including exclusive call option agreement, proxy voting agreement, exclusive business cooperation agreement and equity interest pledge agreement (collectively, the “Lv Neng Tao VIE Agreements”, and together with Meijv VIE Agreements, the “VIE Agreements”).

Pursuant to the VIE Agreements, Youying and Lv Neng Tao’s legal shareholders had granted all of their legal rights in Meijv and LvNeng Tao, respectively, including voting rights and deposition rights, to Yanhua Network. As a result, Youying and Lv Neng Tao’s legal shareholders did not have the direct or indirect ability through voting rights or similar rights to make decision about the activities of Meijv and Lv Neng Tao, respectively, that had a significant effect on the success of Meijv and Lv Neng Tao. The Company, through Yanhua Network, had obtained a financial controlling interest of Meijv and Lv Neng Tao which enable it to have(1) the power to direct the activities that most significantly affected the economic performance of Meijv and Lv Neng Tao, and (2) the right to receive benefits or have the obligation to absorb losses and to receive the expected residual return of Meijv and Lv Neng Tao that could potentially be significant to Meijv and Lv Neng Tao. Accordingly, the Company, through Yanhua Network, was considered the primary beneficiary of Meijv and Lv Neng Tao. As such, the financial results of Meijv and Lv Neng Tao were included in the Company’s consolidated financial statements as of December 31, 2017 and 2016, and December 10, 2018. Prior to the signing of Meijv VIE Agreements on March 17, 2016 and Lv Neng Tao VIE Agreements on January 2016, Meijv and Lv Neng Tao had not carried out any business except for the holding the business licenses and permits necessary to conduct the on-line businesses in the PRC. With the disposition of SPI China, all VIEs were disposed as of December 10, 2018 (see Note 4 Disposition of SPI China).